Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

On January 24, 2025, the Company granted a total of 9,892,382 restricted shares to certain distributors and employees under the Big Tree Cloud Holdings Limited 2024 Equity Incentive Plan, which was adopted on October 31, 2024.

In February 2025, the Company completed the issuance and registration of the total 20,000,000 Earnout Shares to Ploutos Group Limited.

On May 6, 2025, Shenzhen Wengu, a limited partnership incorporated in the PRC where Mr. Wenquan Zhu is an executive partner, made a total contribution of RMB30,000,000 to DSY Guangdong, which was fully received as of the issuance date of the financial statements. Following the completion of capital increase from DSY HK (Note 17) and Shenzhen Stabel Development, the Company through DSY HK holds a 95.92% equity interest in DSY Guangdong, while Shenzhen Wengu holds the remaining 4.08%.

The Group has evaluated subsequent events through August 28, 2025, which is the date of issuance of the unaudited condensed consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Group’s unaudited condensed consolidated financial statements.